Equity	3 Months Ended
Mar. 31, 2026
Equity [Abstract]
STOCKHOLDER’S EQUITY	STOCKHOLDER’S EQUITY
Common Stock Issuances
The Company was incorporated on October 17, 2025 (inception) and issued 10,000 shares of common stock with par value of $0.0001 per share to Securitize, Inc. for a total cash consideration of $1. As of March 31, 2026, the Company has no operations other than its formation and capitalization.
STOCKHOLDER’S EQUITY
Common Stock Issuances
The Company was incorporated on October 17, 2025 (inception) and issued 10,000 shares of common stock with par value of $0.0001 per share to Securitize, Inc. for a total cash consideration of $1. As of December 31, 2025, the Company has no operations other than its formation and capitalization.